Financial instruments - Schedule of Commitment Fee Adjusted Based on Pricing Grid (Detail) - Bio Ventus LLC [Member] - Revolving Credit Facility [Member]	12 Months Ended
Dec. 31, 2020
Leverage Ratio Range One [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.30%
Leverage Ratio Range Two [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.25%
Leverage Ratio Range Three [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.20%
Leverage Ratio Range Four [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.15%
Leverage Ratio Range Five [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.10%